INCOME TAX (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	21.00%
Valuation allowance	$ 930,000
Net Operating loss carryforwards, federal	6,206,000
Net Operating loss carryforwards, state	$ 6,177,000
Taxable income	80.00%
Minimum tax	15.00%
Excise tax	1.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	$ 1,200,000